Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payable for property purchased		$ 1,782
Salary payable	1,021	1,110
Other	680	169
Total	$ 1,701	$ 3,061